Unpaid Claims (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 29, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Business Acquisition, Purchase Price Allocation, Unpaid Claims								$ 29,857
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid claims, beginning of period	105,891	70,067	83,902	70,067	91,643	91,643	132,579
Reinsurance Receivables, Incurred but Not Reported Claims	14,170	5,680	8,081	5,680	7,825	7,825	6,477
Net beginning unpaid claims reserves	91,721	64,387	75,821	64,387	83,818	83,818	126,102
Incurred related to:
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims Current Year	10,957		5,367	21,199	11,165	26,329	27,303
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims, Prior Years	0		41	19	147	216	1,691
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims	10,957		5,408	21,218	11,312	26,545	28,994
Paid related to:
Current year	2,877		2,264	4,532	3,921	8,925	12,715
Prior years	9,060		9,768	20,189	22,012	37,051	58,563
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid	11,937	24,721	12,032		25,933	45,976	71,278
Net unpaid claims, end of period	90,741		69,197	90,741	69,197	64,387	83,818
Reinsurance Receivables, Incurred but Not Reported Claims	14,480		8,153	14,480	8,153	5,680	7,825
Unpaid claims, end of period	$ 105,221		$ 77,350	$ 105,221	$ 77,350	$ 70,067	$ 91,643